THOMPSON	ATLANTA CINCINNATI COLUMBUS NEW YORK
HINE	BRUSSELS CLEVELAND DAYTON WASHINGTON, D.C.

November 25, 2009

Securities and Exchange Commission

Public Filing Desk

100 F Street N.E.

Washington, D.C. 20549

RE:

Horizon Funds Trust, File Numbers 333-103875 and 811-21322

Ladies and Gentlemen:

On behalf of Horizon Funds Trust (formerly Georgetowne Funds), a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 5 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 with respect to the Dividend Champions Fund (formerly the Georgetowne Long/Short Fund)(the “Fund”).  The main purpose of the filing is to revise the name of the Trust and the Fund as well as disclosure regarding the investment adviser to the Fund, the principal investment strategy of the Fund, and provide other updating information.

The Trust has authorized us to make the following representations to you:

(a)

The Trust is responsible for the adequacy and accuracy of the disclosure in the filings reviewed by the staff of the Securities and Exchange Commission (the “Staff”);

(b)

Staff comments or changes to disclosure in response to Staff comments in a filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

(c)

The Trust may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions concerning this filing please contact JoAnn M. Strasser at (513) 352-6725.

Very truly yours,

/s/

THOMPSON HINE LLP